Schedule of Non-Vested Option Shares (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Non-vested options, beginning	0	0
Weighted average grant-date fair value, non-vested options, beginning	$ 0	$ 0
Non-vested options, granted	79,013	298,507
Weighted average grant-date fair value, granted	$ 7.24	$ 8.02
Non-vested options, vested	(79,013)	(298,507)
Weighted average grant-date fair value, vested	$ 7.24	$ 8.02
Non-vested options, forfeited
Weighted average grant-date fair value, forfeited
Non-vested options, ending		0
Weighted average grant-date fair value, non-vested options, ending		$ 0